Schedule of Investments (unaudited)	iShares® iBonds® 2021 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$75	$76,725

Aerospace & Defense — 1.6%
Boeing Co. (The)
2.30%, 08/01/21	350	353,017
2.35%, 10/30/21	100	101,188
8.75%, 08/15/21	108	112,587
Northrop Grumman Corp., 3.50%, 03/15/21	30	30,116
		596,908
Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	280	283,268

Airlines — 2.3%
Air Canada, 7.75%, 04/15/21(a)	425	427,563
Delta Air Lines Inc., 3.40%, 04/19/21	410	411,459
		839,022
Auto Manufacturers — 4.8%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	325	329,969
5.88%, 08/02/21	425	433,279
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	175	176,582
4.20%, 11/06/21	600	616,938
4.38%, 09/25/21	175	179,421
		1,736,189
Banks — 6.5%
Barclays PLC, 3.20%, 08/10/21	300	304,497
CIT Group Inc., 4.13%, 03/09/21 (Call 02/09/21)	275	275,168
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	75	75,618
Deutsche Bank AG, 3.38%, 05/12/21	50	50,371
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	1,000	1,024,890
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	100	101,252
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	55	55,051
KeyCorp, 5.10%, 03/24/21	55	55,389
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)(b)	150	154,394
Santander UK Group Holdings PLC, 2.88%, 08/05/21	250	253,212
		2,349,842
Beverages — 1.8%
Constellation Brands Inc., 3.75%, 05/01/21	100	100,766
Keurig Dr Pepper Inc., 3.55%, 05/25/21	330	333,353
Molson Coors Beverage Co., 2.10%, 07/15/21 (Call 06/15/21)	230	231,421
		665,540
Biotechnology — 0.6%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)	225	230,434

Chemicals — 0.7%
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	76,419
Eastman Chemical Co., 3.50%, 12/01/21	50	51,256
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	125	127,069
		254,744
Commercial Services — 1.2%
Equifax Inc., 3.60%, 08/15/21(b)	150	152,576
Global Payments Inc., 3.80%, 04/01/21 (Call 03/01/21)	125	125,330
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21(a)	84	84,211
Verisk Analytics Inc., 5.80%, 05/01/21	75	75,992
		438,109

Security	Par (000)	Value

Computers — 2.3%
Dell Inc., 4.63%, 04/01/21(b)	$125	$125,964
Dell International LLC/EMC Corp., 5.88%, 06/15/21(a)	334	334,638
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	150	152,811
HP Inc.
4.38%, 09/15/21	75	76,808
4.65%, 12/09/21	125	129,412
		819,633
Diversified Financial Services — 7.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	150	151,527
5.00%, 10/01/21	150	154,152
Air Lease Corp., 3.38%, 06/01/21	200	201,796
Aircastle Ltd., 5.13%, 03/15/21	100	100,257
Ally Financial Inc., 4.25%, 04/15/21	100	100,689
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	200	201,028
4.75%, 07/15/21	400	407,992
Navient Corp., 6.63%, 07/26/21	790	807,427
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	409	413,994
		2,538,862
Electric — 5.5%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21(b)	75	77,031
CenterPoint Energy Inc., 3.60%, 11/01/21	130	133,175
Dominion Energy Inc.
2.72%, 08/15/21(c)	200	202,428
4.10%, 04/01/21(c)	100	100,630
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	75,568
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	175	176,346
3.55%, 09/15/21 (Call 06/15/21)	75	75,901
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	150	150,987
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	355	359,444
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	125	125,929
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	50	50,586
Puget Energy Inc., 6.00%, 09/01/21	100	103,106
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	275	276,873
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	100	101,673
		2,009,677
Electronics — 0.6%
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21).	100	102,112
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	130	132,488
		234,600
Food — 2.6%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)	275	279,812
JM Smucker Co. (The), 3.50%, 10/15/21	180	184,023
Kroger Co. (The), 2.95%, 11/01/21 (Call 10/01/21)	175	178,061
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	150	151,179
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	150	151,419
		944,494
Gas — 0.6%
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	150	153,709
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	50	50,586
		204,295
Health Care - Products — 0.2%
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	30	30,060

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	$50	$50,876
		80,936
Health Care - Services — 0.5%
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	175	176,750

Home Builders — 3.5%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	650	672,984
Lennar Corp., 6.25%, 12/15/21 (Call 06/15/21)(b)	340	347,609
PulteGroup Inc., 4.25%, 03/01/21	250	250,000
		1,270,593
Household Products & Wares — 0.1%
Clorox Co. (The), 3.80%, 11/15/21	50	51,313

Insurance — 2.2%
American International Group Inc., 3.30%, 03/01/21	130	130,000
Genworth Holdings Inc.
7.20%, 02/15/21	135	135,170
7.63%, 09/24/21(b)	365	365,073
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	175	177,816
		808,059
Internet — 0.7%
Netflix Inc., 5.38%, 02/01/21	260	260,000

Lodging — 0.6%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	101,084
Wyndham Destinations Inc., 5.63%, 03/01/21	125	125,469
		226,553
Machinery — 1.1%
CNH Industrial Capital LLC
3.88%, 10/15/21	108	110,393
4.88%, 04/01/21	100	100,700
IDEX Corp., 4.20%, 12/15/21 (Call 09/15/21)	75	76,751
Xylem Inc., 4.88%, 10/01/21	125	128,611
		416,455
Manufacturing — 2.5%
Bombardier Inc., 8.75%, 12/01/21(a)	485	508,120
General Electric Co., 4.65%, 10/17/21	400	411,676
		919,796
Media — 4.8%
CSC Holdings LLC, 6.75%, 11/15/21	700	725,830
DISH DBS Corp., 6.75%, 06/01/21	775	786,857
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	225	227,570
		1,740,257
Mining — 0.9%
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	325	329,920

Oil & Gas — 3.4%
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	100	101,594
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	15	15,176
EQT Corp., 4.88%, 11/15/21	125	129,265
Marathon Petroleum Corp., 5.13%, 03/01/21	55	55,208
Occidental Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	75	75,036
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	800	808,600
Suncor Energy Inc., 9.25%, 10/15/21	50	52,902
		1,237,781
Oil & Gas Services — 0.9%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	310	314,641

Security	Par (000)	Value

Packaging & Containers — 0.3%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	$100	$101,728

Pharmaceuticals — 9.4%
AbbVie Inc.
2.15%, 11/19/21	175	177,518
2.30%, 05/14/21 (Call 04/14/21)	180	180,750
3.38%, 11/14/21	100	102,384
5.00%, 12/15/21 (Call 09/16/21)	225	231,511
Becton Dickinson and Co., 3.13%, 11/08/21	225	229,588
Cigna Corp., 3.40%, 09/17/21	280	285,421
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	325	326,495
3.35%, 03/09/21	180	180,580
Elanco Animal Health Inc., 4.91%, 08/27/21	775	792,027
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)	400	410,616
Utah Acquisition Sub Inc., 3.15%, 06/15/21 (Call 05/15/21)	430	433,337
Zoetis Inc., 3.25%, 08/20/21	50	50,803
		3,401,030
Pipelines — 7.2%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21(a)	350	349,720
ANR Pipeline Co., 9.63%, 11/01/21	75	79,998
DCP Midstream Operating LP, 4.75%, 09/30/21 (Call 06/30/21)(a)	690	697,990
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	147	149,040
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	150	150,504
Enterprise Products Operating LLC, 2.80%, 02/15/21	55	55,050
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	135	137,521
NuStar Logistics LP, 6.75%, 02/01/21	125	125,000
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	450	451,350
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	350	356,468
7.88%, 09/01/21	50	52,132
		2,604,773
Real Estate Investment Trusts — 3.1%
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	35	35,004
Diversified Healthcare Trust, 6.75%, 12/15/21 (Call 06/15/21)	400	407,940
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	660	670,223
		1,113,167
Retail — 4.7%
Lowe’s Companies Inc.
3.75%, 04/15/21	100	100,287
3.80%, 11/15/21 (Call 08/15/21)	75	76,411
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)(b)	400	404,408
O’Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)	100	101,471
Starbucks Corp., 2.10%, 02/04/21	30	30,003
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	275	279,873
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	725	732,685
		1,725,138
Savings & Loans — 0.3%
First Niagara Financial Group Inc., 7.25%, 12/15/21	100	105,836

Semiconductors — 1.0%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	125	127,108
Microchip Technology Inc., 3.92%, 06/01/21	225	227,486
		354,594

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications — 9.5%
HC2 Holdings Inc., 11.50%, 12/01/21(a)	$392	$393,917
Hughes Satellite Systems Corp., 7.63%, 06/15/21	700	715,057
Lumen Technologies Inc., Series S, 6.45%, 06/15/21	575	585,321
Orange SA, 4.13%, 09/14/21	225	230,238
Qwest Corp., 6.75%, 12/01/21(b)	650	679,842
Sprint Communications Inc., 11.50%, 11/15/21	325	349,833
Sprint Corp., 7.25%, 09/15/21	375	387,780
Telefonica Emisiones SA, 5.46%, 02/16/21	130	130,260
		3,472,248
Transportation — 1.8%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21(a)	450	331,510
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	75	76,295
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)	125	127,720
Union Pacific Corp., 3.20%, 06/08/21	105	106,070
		641,595

Total Corporate Bonds & Notes — 97.8%
(Cost: $35,437,292)		35,575,505

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	1,603	1,604,231

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,500	$2,500,000
		4,104,231
Total Short-Term Investments — 11.3%
(Cost: $4,103,768)		4,104,231

Total Investments in Securities — 109.1%
(Cost: $39,541,060)		39,679,736

Other Assets, Less Liabilities — (9.1)%		(3,320,811)

Net Assets — 100.0%		$36,358,925

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,761	$362,669	(a)	$—	$(241)	$42	$1,604,231	1,603	$1,572	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	1,890,000	(a)	—	—	—	2,500,000	2,500	148		—
					$(241)	$42	$4,104,231		$1,720		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$35,575,505	$—	$35,575,505
Money Market Funds	4,104,231	—	—	4,104,231
	$4,104,231	$35,575,505	$—	$39,679,736

4